Debt (Details Textual)	1 Months Ended	3 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended														12 Months Ended
	Jan. 25, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 17, 2012	Jan. 26, 2011 USD ($)	Jan. 25, 2011 Predecessor [Member] USD ($)	Dec. 31, 2010 Predecessor [Member] USD ($)	Dec. 31, 2012 Successor [Member] USD ($)	Dec. 31, 2011 Successor [Member] USD ($)	Dec. 31, 2012 Successor [Member] Maximum [Member] USD ($)	Dec. 31, 2011 Successor [Member] Maximum [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facilities [Member] USD ($)	Dec. 31, 2011 Senior Secured Credit Facilities [Member] USD ($)	Jan. 26, 2011 Senior Secured Credit Facilities [Member] USD ($)	Sep. 30, 2010 Senior Secured Term Loan Facility [Member] USD ($)	Dec. 31, 2012 Senior Secured Term Loan Facility [Member]	Jan. 26, 2011 Senior Secured Term Loan Facility [Member] USD ($)	Jan. 25, 2011 Senior Secured Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Senior Secured Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Senior Secured Revolving Credit Facility [Member] USD ($)	Jan. 26, 2011 Senior Secured Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Standby Letters of Credit [Member]	Dec. 31, 2012 2010 Credit Facility [Member] Predecessor [Member] USD ($)	Sep. 23, 2010 2010 Credit Facility [Member] Predecessor [Member] USD ($)	Sep. 23, 2010 2010 Revolving Credit [Member] Predecessor [Member] USD ($)	Sep. 23, 2010 Term Loan Facility [Member] Predecessor [Member] USD ($)	Dec. 31, 2012 Chinese Local Credit Facilities [Member] USD ($)	Dec. 31, 2011 Chinese Local Credit Facilities [Member] CNY	Dec. 31, 2012 Spanish Local Credit Facilities [Member] USD ($)	Dec. 31, 2012 Spanish Local Credit Facilities [Member] EUR (€)	Dec. 31, 2011 Spanish Local Credit Facilities [Member] USD ($)	Sep. 23, 2010 Senior Subordinated Notes [Member] Predecessor [Member]	Dec. 31, 2012 Senior PIK Notes [Member] Predecessor [Member] USD ($)	Dec. 31, 2011 Chinese Yuan denominated line of credit [Member] USD ($)	Dec. 31, 2011 Chinese Yuan denominated line of credit [Member] CNY	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Senior Notes [Member] USD ($)	Jan. 26, 2011 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member] Predecessor [Member] USD ($)	Dec. 31, 2012 LIBOR Rate [Member]	Dec. 31, 2012 Federal Funds [Member]	Dec. 31, 2012 Eurocurrency Rate [Member]	Dec. 31, 2012 Eurocurrency Rate [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 Alternate Base Rate [Member]
Debt (Textual) [Abstract]
Senior Secured Credit Facilities																$ 375,000,000			$ 300,000,000		$ 50,000,000		$ 75,000,000			$ 500,000,000	$ 75,000,000	$ 425,000,000	$ 3,100,000	20,000,000	$ 3,000,000	€ 2,300,000				$ 3,100,000	20,000,000
Issuance cost of the Senior Secured Credit Facilities																				9,500,000																			13,000,000
Line of credit facility, incremental term																																						235,000,000
Line of credit facility, maturity year																		6 years 6 months			5 years
Line of Credit Facility, Expiration Date														Jan. 26, 2016				Jul. 26, 2017
Debt instrument basis spread on Eurocurrency rate																																													1.50%
Unused Revolving Credit Facility Commitment Fee																																						1.125%
Outstanding letter of credit fee																								4.00%
Line of credit facility amortization percentage																		1.00%
Percentage debt issuances, mandatory prepayments														100.00%
Repayment of long term loan																									423,900,000																315,000,000
Short-term borrowings				3,169,000							3,169,000
Borrowings outstanding under credit facilities														0	0						8,000,000	9,900,000									0	500,000	0
Availability of senior secured revolving facility																					67,000,000	65,100,000
Cost of entering into swaption																	500,000
Interest percentage						2.00%																												9.375%						8.625%
Percentage of redemption in Senior note																																							35.00%
Net cash proceeds of one or more equity offerings																																							108.625%
Right to require repurchase Senior Notes at purchase price																																							101.00%
Amount paid for Senior PIK Notes																																			41,200,000
Debt instrument margin spread																																										1.00%	0.50%	4.00%		3.00%
Capital lease obligation written off										400,000
Associated capital lease assets written off										400,000
Charges for capital lease obligations												100,000
Capital lease assets												100,000	700,000
Capital lease obligations										300,000	1,100,000	100,000	700,000
Loan amount			694,800,000
Maturity period of loan			5 years
Annual principal payments			100,000
Debt (Additional Textual) [Abstract]
Prepayment based upon excess cash flow by Holdings			1,400,000
Percentage of voting equity interests			65.00%
Percentage net cash proceeds of asset sales, mandatory prepayments			100.00%
Percentage debt issuances, mandatory prepayments														100.00%
Percentage excess cash flow, mandatory prepayments			50.00%
Step Down Percentage of excess cash flow, mandatory prepayments of debt			25.00%
Leverage Ratio			2.0
Aggregate principal amount of senior notes							400,000,000			400,000,000	400,000,000
Loss on early extinguishment of debt	24,153,000	14,700,000			8,687,000			24,153,000	8,687,000
Capitalized interest			$ 600,000	$ 0	$ 0